SHARE CAPITAL (Tables)	9 Months Ended
Sep. 30, 2023
SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE

As at September 30, 2023, the Company had the following options outstanding and exercisable:

Grant Date	Expiry Date	Exercise Price	Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Exercisable
October 30, 2019	October 30, 2029	$2.50	6.09	278,332	278,332
November 19, 2019	November 19, 2029	$2.50	6.14	50,000	50,000
April 30, 2020	April 30, 2030	$2.50	6.59	85,000	85,000
April 30, 2020	April 30, 2030	$3.85	6.59	110,000	110,000
July 3, 2020	July 3, 2025	$3.20	1.76	100,000	100,000
November 24, 2020	November 24, 2030	$2.50	7.16	32,000	32,000
February 2, 2021	February 2, 2031	$13.20	7.35	30,000	20,000
March 8, 2021	March 8, 2026	$13.90	2.44	10,000	10,000
April 27, 2021	April 27, 2031	$10.15	7.58	146,000	48,660
September 9, 2021	September 9, 2026	$4.84	2.95	25,826	8,608
				867,158	742,600

SCHEDULE OF STOCK OPTIONS OUTSTANDING

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2021	1,035,991	$4.60
Exercised	(12,500)	2.15
Forfeited	(146,334)	4.77
Outstanding, December 31, 2022	877,157	$4.60
Forfeited	(9,999)	3.77
Outstanding, September 30, 2023	867,158	$4.61

SUMMARY OF CHANGES IN RESTRICTED STOCK UNITS

As at September 30, 2023, the Company had the following RSUs outstanding:

Number of RSUs
Outstanding, December 31, 2021	514,832
Vested	(1,072,595)
Issued	1,820,972
Forfeited	(64,334)
Outstanding, December 31, 2022	1,198,875
Vested	(928,935)
Issued	1,685,316
Forfeited	(32,668)
Outstanding, September 30, 2023	1,922,588

SCHEDULE OF WARRANT DERIVATIVE LIABILITY

Warrant Derivative Liability

Balance at December 31, 2021	$4,865,772
Change in fair value of warrants outstanding	(4,865,772)
Balance at December 31, 2022 and September 30, 2023	$-

Derivative liability balance at	September 30, 2023	December 31, 2022
Contingent liability	$-	$57,314
Ending balance	$-	$57,314

SCHEDULE OF WARRANT AND FAIR VALUE OUTSTANDING

Details of these warrants and their fair values are as follows:

Issue Date	Exercise Price		Number of Warrants Outstanding at September 30, 2023	Fair Value at September 30, 2023	Number of Warrants Outstanding at December 31, 2022(5)	Fair Value at December 31, 2022
February 5, 2021 (1)	US$	3.55	-	-	1,319,675	-
March 5, 2021 (2)	US$	3.55	-	-	5,142,324	-
July 29, 2021 (3)	US$	5.00	250,000	-	250,000	-
September 14, 2021 (4)	US$	5.00	4,798	-	4,798	-
			254,798	$-	6,716,797	$-

1)	The warrants expired on February 5, 2023.
2)	The warrants expired on March 5, 2023.
3)	The warrants expire July 29, 2024.
4)	The warrants expire September 14, 2024.
5)	The number of warrants outstanding does not include the 1,200,000 warrants that are classified as a contingent liability.

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR WARRANTS

The fair values of these warrants were estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions:

	September 30, 2023	December 31, 2022
Risk free interest rate	-	4.07%
Expected volatility	-	91.66%-93.48%
Expected life	-	0.10-0.18 years
Expected dividend yield	-	0%

SUMMARY OF CHANGES IN WARRANTS

Volatility is calculated using the historical volatility method.

	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2021	8,414,819	$4.99
Exercised	(16,538)	4.51
Expired	(481,484)	4.61
Outstanding, December 31, 2022	7,916,797	$5.08
Expired	(7,661,999)	5.89
Outstanding September 30, 2023	254,798	$6.23

SCHEDULE OF WARRANTS OUTSTANDING

As at September 30, 2023, the Company had the following warrants outstanding:

Date issued	Expiry date	Exercise price		Number of warrants outstanding
July 29, 2021	July 29, 2024	US$	5.00	250,000
September 14, 2021	September 14, 2024	US$	5.00	4,798
				254,798